Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule Of Common Stock Shares Reserved For Future Issuance
The Company had reserved common stock, on an
as-converted
basis, for future issuance as follows:

	June 30, 2021	December 31, 2020
Stock options and RSU’s outstanding under 2016 Stock Plan	9,542,094	7,108,899
Remaining shares available for future issuance under the 2016 plan	533,647	144,375
Redeemable convertible preferred stock	99,608,293	96,252,623
Redeemable convertible preferred stock warrants	19,857	—
Common stock warrants	219,402	219,402

Total common stock reserved	109,923,293	103,725,299

The Company had reserved common stock, on an
as-converted
basis, for future issuance as follows:

	December 31, 2020	December 31, 2019
Stock options outstanding under 2016 Stock Plan	7,108,899	3,937,765
Remaining shares available for future issuance under the 2016 plan	144,375	816,316
Redeemable convertible preferred stock	96,252,623	92,613,015
Common stock warrants	219,402	219,402

Total common stock reserved	103,725,299	97,586,498